Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income:
Foreign exchange gains (losses)—net	¥ 99,337	¥ (281,790)	¥ (95,987)
Trading account losses—net	(410,368)	765,373	168,900
Expense:
Operating expenses	2,833,700	2,879,600	2,726,800
Income before income tax expense	1,608,342	433,220	870,842
Income tax expense (benefit)	444,948	114,505	133,237
Net income attributable to Mitsubishi UFJ Financial Group	1,117,298	305,955	718,645
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	404,064	376,376	306,879
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	317,453	277,472	207,161
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	86,611	98,904	99,718
Management fees from subsidiaries	35,095	33,543	28,305
Interest income from subsidiaries	174,816	174,500	127,117
Foreign exchange gains (losses)—net	1,089	4,834	(20,598)
Trading account losses—net	(18,285)	(37,272)	(8,078)
Gains on sales of investment in subsidiaries and affiliated companies—net	95	67,406	252,253
Other income	12,552	14,968	3,199
Total income	609,426	634,355	689,077
Expense:
Operating expenses	37,567	30,431	28,168
Interest expense to subsidiaries and affiliated companies	11,415	26,244	34,594
Interest expense	159,057	155,774	108,756
Other expense	8,164	15,024	1,657
Total expense	216,203	227,473	173,175
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	727,257	(108,069)	194,390
Income before income tax expense	1,120,480	298,813	710,292
Income tax expense (benefit)	3,182	(7,142)	(8,353)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,117,298	¥ 305,955	¥ 718,645